SHARE CAPITAL - Summary of Common Shares (Details) - USD ($)		12 Months Ended
	May 06, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Beginning balance		$ 368,681,834	$ (95,625,929)
Retractable common shares converted (in shares)	(17,994,857)
Reclass to equity	$ (29,072,804)
Accretion expense		0	(2,031,863)
Foreign currency translation adjustment		(18,309,729)	321,188
Ending balance		$ 437,116,773	$ 368,681,834
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period (in shares)		190,002,712	110,551,314
Beginning balance		$ 418,709,160	$ 32,562,541
Number of shares outstanding at end of period (in shares)		218,079,962	190,002,712
Ending balance		$ 475,950,194	$ 418,709,160
Share capital | Common shares, retractable
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period (in shares)		0	17,994,857
Retractable common shares converted (in shares)			(17,994,857)
Number of shares outstanding at end of period (in shares)			0
Common shares, retractable | Share capital | Common shares, retractable
Disclosure of classes of share capital [line items]
Reclass to equity			$ (29,072,804)
Accretion expense			2,031,863
Foreign currency translation adjustment			1,185,432
Amortized cost | Common shares, retractable | Share capital | Common shares, retractable
Disclosure of classes of share capital [line items]
Beginning balance		$ 0	25,855,509
Ending balance			$ 0